Long-Term Debt (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014	Mar. 31, 2013
Debt Instrument [Line Items]
Long-term debt	¥ 77,804	¥ 73,925
Other long-term debt	245,991	200,347
Long-term debt and capital lease obligations	328,656	279,899
Less-Bonds current portion due within one year	(100)	(100,247)
Less-Long-term debt current portion due within one year	(27,478)	(31,841)
Less-Capital lease obligation current portion due within one year	(1,667)	(1,540)
Long-term portion	299,411	146,271
Long-term debt and capital lease obligations	328,656	279,899
Unsecured Debt
Debt Instrument [Line Items]
Long-term debt	77,804	73,925
Yen Denominated zero coupon convertible bonds due 2015
Debt Instrument [Line Items]
Long-term debt	95,891	100,247
Unsecured Zero Point Three Nine Percent Straight Bonds Due In Twenty Seventeen
Debt Instrument [Line Items]
Other long-term debt	65,000	65,000
Unsecured Zero Point Six Zero Percent Straight Bonds Due In Twenty Nineteen
Debt Instrument [Line Items]
Other long-term debt	15,000	15,000
Unsecured Zero Point Nine Six Percent Straight Bonds Due In Twenty Twenty Two
Debt Instrument [Line Items]
Other long-term debt	20,000	20,000
Unsecured Zero Point Two One Percent Straight Bonds Due In Twenty Sixteen
Debt Instrument [Line Items]
Other long-term debt	50,000
Unsecured Zero Point Seven Two Percent Straight Bonds Due In Twenty Fourteen
Debt Instrument [Line Items]
Other long-term debt	100	100
Capital Lease Obligations
Debt Instrument [Line Items]
Capital lease obligations	¥ 4,861	¥ 5,627